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                       STREETTRACKS(R) INDEX SHARES FUNDS

                         Supplement dated April 20, 2007
                     to Statement of Additional Information
                             dated January 31, 2007
                        (as supplemented March 19, 2007)

   Investors are advised that the below-listed Funds are not yet in operation:

                         SPDR(R) S&P(R) ASIA PACIFIC ETF
                             SPDR(R) S&P(R) EPAC ETF
                            SPDR(R) S&P(R) EUROPE ETF

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE